Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Provision for doubtful accounts	$ 1,986,464	$ 6,374,477
Net operating loss carryforward	35,623,990	19,012,186
Accrued expenses and others	3,672,475	3,899,556
Deferred tax assets, gross	41,282,929	29,286,219
Less: valuation allowance	(41,282,929)	(29,286,219)
Deferred tax assets
Intangible assets	1,004,365
Property, plant and equipment	129,174	178,582
Deferred tax liabilities	1,133,539	178,582
Total deferred tax liabilities	$ 1,133,539	$ 178,582